UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: January 31, 2017

Item 1.	Schedule of Investments

Schedule of Investments January 31, 2017	(Unaudited)

LSV Value Equity Fund	Shares	Value (000)
Common Stock (98.9%)
Aerospace & Defense (1.5%)
Boeing	127,300	$20,803
Textron	164,700	7,802
Vectrus*	6,533	147

		28,752

Agricultural Operations (0.6%)
Archer-Daniels-Midland	273,900	12,123

Agricultural Products (0.9%)
Bunge	171,300	11,856
Ingredion	43,300	5,550

		17,406

Air Freight & Logistics (0.9%)
FedEx	97,800	18,495

Aircraft (2.2%)
American Airlines Group	181,200	8,018
Delta Air Lines	267,000	12,613
United Continental Holdings*	305,400	21,522

		42,153

Apparel Retail (0.1%)
Abercrombie & Fitch, Cl A	147,300	1,710

Asset Management & Custody Banks (1.2%)
Ameriprise Financial	141,800	15,920
State Street	95,000	7,239

		23,159

Automotive (3.1%)
Ford Motor	1,179,700	14,581
General Motors	538,500	19,715
Goodyear Tire & Rubber	401,700	13,011
Lear	93,800	13,328

		60,635

Automotive Retail (0.4%)
Murphy USA*	119,100	7,587

Banks (10.7%)
Bank of America	1,805,200	40,870
CIT Group	130,700	5,384
Fifth Third Bancorp	634,100	16,550
JPMorgan Chase	674,900	57,117
Keycorp	1,014,600	18,232
PNC Financial Services Group	163,500	19,695
Regions Financial	1,358,100	19,570
SunTrust Banks	386,100	21,938
Wells Fargo	139,300	7,847

		207,203

	Shares	Value (000)
Biotechnology (2.0%)
Amgen	143,300	$22,452
Gilead Sciences	131,100	9,498
United Therapeutics*	40,300	6,595

		38,545

Broadcasting, Newspapers & Advertising (0.3%)
TEGNA	256,300	5,872

Building & Construction (0.4%)
Owens Corning	128,900	7,122

Chemicals (2.0%)
Eastman Chemical	117,800	9,129
Huntsman	465,400	9,490
LyondellBasell Industries, Cl A	216,700	20,212

		38,831

Commercial Printing (0.7%)
Deluxe	141,222	10,288
LSC Communications	51,350	1,346
RR Donnelley & Sons	136,933	2,349

		13,983

Commercial Services (0.6%)
Conduent*	266,540	3,987
Western Union	374,400	7,331

		11,318

Commodity Chemicals (0.5%)
Cabot	163,000	9,025

Computer & Electronics Retail (0.2%)
GameStop, Cl A	169,200	4,144

Computers & Services (3.1%)
Dell Technologies, Cl V*	67,645	4,261
Hewlett Packard Enterprise	369,800	8,387
HP	556,100	8,369
NCR*	322,500	13,874
Oracle	210,600	8,447
Seagate Technology	179,100	8,087
Western Digital	113,800	9,073

		60,498

Construction & Engineering (0.6%)
Fluor	91,500	5,078
Tutor Perini*	200,300	5,969

		11,047

Diversified REIT’s (1.0%)
Cousins Properties	326,703	2,777
Lexington Realty Trust	844,400	9,052
Select Income	133,300	3,334

Schedule of Investments January 31, 2017	(Unaudited)

LSV Value Equity Fund	Shares	Value (000)
Diversified REIT’s (continued)
VEREIT	528,800	$4,510

		19,673

Drug Retail (0.6%)
CVS Health	147,500	11,624

Electrical Services (4.0%)
American Electric Power	133,800	8,571
Entergy	196,600	14,084
Exelon	326,200	11,704
FirstEnergy	581,600	17,634
Public Service Enterprise Group	572,600	25,338

		77,331

Financial Services (6.0%)
Capital One Financial	145,400	12,706
Citigroup	726,000	40,533
Discover Financial Services	333,300	23,091
Donnelley Financial Solutions*	51,350	1,236
Goldman Sachs Group	68,100	15,617
Morgan Stanley	402,900	17,119
Navient	416,000	6,257

		116,559

Food, Beverage & Tobacco (1.2%)
Pilgrim’s Pride *	447,100	8,558
Tyson Foods, Cl A	239,900	15,063

		23,621

General Merchandise Stores (1.1%)
Big Lots	123,200	6,160
Target	233,300	15,043

		21,203

Health Care Distributors (0.7%)
Cardinal Health	177,700	13,320

Health Care Facilities (0.6%)
HCA Holdings*	139,800	11,223

Health Care REIT’s (0.6%)
Medical Properties Trust	358,400	4,570
Senior Housing Properties Trust	374,400	7,132

		11,702
Health Care Services (0.5%)
Express Scripts Holding*	143,000	9,850

Hotels & Lodging (0.7%)
Wyndham Worldwide	162,900	12,879

Household Products, Furniture & Fixtures (0.5%)
Whirlpool	52,500	9,182

	Shares	Value (000)
Human Resource & Employment Services (0.5%)
ManpowerGroup	104,600	$9,985

Insurance (9.7%)
Aetna	92,800	11,007
Allstate	264,800	19,916
American Financial Group	163,800	14,115
Anthem	120,200	18,528
Assurant	117,000	11,364
CIGNA	75,000	10,966
Genworth Financial, Cl A*	393,400	1,322
Hartford Financial Services Group	220,400	10,736
Lincoln National	290,600	19,618
MetLife	179,400	9,761
MGIC Investment*	735,000	7,828
Prudential Financial	187,200	19,676
Travelers	172,200	20,282
Voya Financial	302,400	12,162

		187,281

IT Consulting & Other Services (0.8%)
International Business Machines	90,400	15,777

Machinery (1.8%)
AGCO	132,000	8,290
Cummins	90,900	13,363
ITT	152,400	6,228
Trinity Industries	219,500	6,045

		33,926

Mortgage REIT’s (0.9%)
Annaly Capital Management	963,400	9,846
Starwood Property Trust	326,300	7,263

		17,109

Motorcycle Manufacturers (0.5%)
Harley-Davidson	174,400	9,948

Multimedia (0.4%)
Viacom, Cl B	194,200	8,184

Office Electronics (0.5%)
Xerox	1,332,700	9,236

Office Equipment (0.2%)
Pitney Bowes	229,000	3,646

Office REIT’s (0.3%)
Parkway*	40,837	869
Piedmont Office Realty Trust, Cl A	275,500	5,984

		6,853

Oil & Gas Equipment & Services (0.8%)
McDermott International*	1,321,500	10,704

Schedule of Investments January 31, 2017	(Unaudited)

LSV Value Equity Fund	Shares	Value (000)
Oil & Gas Equipment & Services (continued)
National Oilwell Varco	106,700	$4,034

		14,738

Oil & Gas Storage & Transportation (0.1%)
DHT Holdings	477,600	2,240

Paper & Paper Products (0.2%)
Clearwater Paper*	68,000	4,277

Paper Packaging (1.4%)
International Paper	221,500	12,537
Packaging of America	146,700	13,523
WestRock	27,290	1,456

		27,516

Petroleum & Fuel Products (7.3%)
Chevron	318,600	35,476
Diamond Offshore Drilling *	326,100	5,342
Exxon Mobil	398,900	33,464
Helmerich & Payne	51,000	3,629
Marathon Petroleum	359,300	17,264
Phillips 66	109,800	8,962
Tesoro	172,800	13,971
Valero Energy	365,500	24,035

		142,143

Petroleum Refining (0.2%)
Hess	74,500	4,036

Pharmaceuticals (6.8%)
AbbVie	283,900	17,349
Johnson & Johnson	428,900	48,573
Merck	360,400	22,341
Pfizer	1,398,100	44,362

		132,625

Printing & Publishing (0.1%)
Gannett	128,150	1,233

Reinsurance (1.7%)
Everest Re Group	96,000	21,113
Validus Holdings	215,100	12,261

		33,374

Retail (2.1%)
Brinker International	111,800	4,975
Kohl’s	192,200	7,656
Kroger	318,200	10,806
Macy’s	149,800	4,425
Wal-Mart Stores	197,500	13,181

		41,043

Semi-Conductors/Instruments (4.8%)
Flextronics International*	776,600	12,169
Intel	1,018,300	37,494
QUALCOMM	320,100	17,103
Sanmina*	288,500	11,237

	Shares/Face Amount (000)	Value (000)
Semi-Conductors/Instruments (continued)
Teradyne	226,800	$6,437
Vishay Intertechnology	486,600	8,077

		92,517

Specialized REIT’s (0.5%)
Hospitality Properties Trust	293,600	9,140

Steel & Steel Works (0.6%)
Reliance Steel & Aluminum	140,800	11,215

Technology Distributors (0.5%)
Insight Enterprises*	277,400	10,300

Telephones & Telecommunications (5.8%)
AT&T	789,400	33,281
Cisco Systems	1,101,200	33,829
Corning	566,700	15,012
Juniper Networks	320,500	8,583
Verizon Communications	430,900	21,118

		111,823

Thrifts & Mortgage Finance (0.3%)
Radian Group	327,300	6,022

Trucking (0.6%)
Ryder System	156,200	12,121

Total Common Stock (Cost $1,475,755)		1,916,083

Repurchase Agreement (1.1%)
Morgan Stanley 0.330%, dated 01/31/17, to be repurchased on, 02/01/17, repurchase price $20,818 (collateralized by various U.S. Treasury Notes, par values ranging from $1 - $14,392, 1.000% - 1.750%, 03/16/17 -05/31/23; with a total market value of $21,233)	$20,817	20,817

Total Repurchase Agreement (Cost $20,817)		20,817

Total Investments –99.9% (Cost $1,496,572) †		$1,936,900

Percentages are based on Net Assets of $1,938,028 (000).

Schedule of Investments January 31, 2017	(Unaudited)

*	Non-income producing security.

†	At January 31, 2017, the tax basis cost of the Fund’s investments was $1,496,572 (000), and the unrealized appreciation and depreciation were $509,232 (000) and $(68,904) (000), respectively.

Cl -	Class

REIT -	Real Estate Investment Trust

The following is a list of the inputs used as of January 31, 2017, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,916,083	$—	$—	$1,916,083
Repurchase Agreement	—	20,817	—	20,817
Total Investments in Securities	$1,916,083	$20,817	$—	$1,936,900

For the period ended January 31, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended January 31, 2017, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Amounts designated as “—” are $0 or have been rounded to $0.

LSV-QH-001-2700

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 31, 2017